Equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Accumulated gains (losses)	$ 329,468	$ (701,062)	$ (336,484)
Share-based payments reserve	947,481	765,639	208,075
Total attributable to shareholders of the parent company	1,276,949	64,577	(128,409)
Accumulated profit (loss) attributable to non-controlling interests			(341)
Total accumulated losses			$ (128,750)